Right-of-Use Assets and Operating Lease Liabilities (Details)	May 31, 2025	Nov. 30, 2024
Right-of-Use Assets and Operating Lease Liabilities [Abstract]
Weighted-average remaining lease terms	1 year 9 months 18 days	3 months 18 days
Weighted-average discount rate, percentage	3.50%	3.125%